TEMPLETON INCOME TRUST

Broward Financial Centre

500 East Broward Boulevard, Suite 2100

Fort Lauderdale, FL 33394-3091
Facsimile 954.847.2288
Telephone 954.527.7500

January 3, 2011

Filed Via EDGAR (CIK 0000795402)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C.  20549

RE:  Templeton Income Trust

File Nos. 033-6510 and 811-04706

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 29, 2010.

Very truly yours,

Templeton Income Trust

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

RCR: dac